Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions
Plan investments include shares of mutual funds and shares of a collective trust fund managed by an affiliate of the Trustee. Therefore, these transactions qualify as exempt party-in-interest transactions under ERISA.
Administrative expenses paid to the Trustee by the Plan amounted to $86,222 for the year ended December 31, 2025. Participant loans also qualify as exempt party-in-interest transactions.
Plan investments also include 46,944 and 50,790 shares of Central Pacific Financial Corp. common stock held in the Central Pacific Financial Corp. Stock Fund as of December 31, 2025 and 2024, respectively.

During the year ended December 31, 2025, the Plan purchased $45,765 and sold $142,806 in shares of the Central Pacific Financial Stock Fund. The Plan received $51,094 in dividends from Central Pacific Financial Corp. during the year ended December 31, 2025.